CASH AND RESTRICTED CASH	12 Months Ended
Dec. 31, 2025
Cash and Cash Equivalents [Abstract]
CASH AND RESTRICTED CASH

NOTE 4 – CASH AND RESTRICTED CASH

The following table provides a reconciliation of cash and restricted cash reported within the consolidated balance sheets to the total of such amounts shown in the consolidated statements of cash flows:

	As of December 31,
	2025	2024
Cash	$5,459,309	$4,573,996
Restricted cash - current	-	-
Restricted cash - non-current	1,920,000	1,920,000
Total Cash and Restricted cash	$7,379,309	$6,493,996

As of December 31, 2025 and 2024, the restricted cash related to (i) cash held in a special account as extended guarantee for the performance commitment for Kruh Block with amount of $420,000 and $420,000, respectively until July 2026, (ii) cash held in a time deposit account at Bank Mandiri’s Jakarta Cut Meutia Branch with amount equal to $1,500,000 and $1,500,000, respectively, used as collateral for the issuance of a bank guarantee related to the implementation of the Company’s contractual commitments for Citarum Block until July 2026. Both restricted cashes will remain subject to extended restrictions, and accordingly, shall be classified as Restricted cash - non current.